Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions, related party	$ 932,123	$ 856,334	$ 294,933
Vessel operating expenses, related party	207,602	130,384	122,909
General and administrative expenses, related party	1,460,000	1,710,000	1,250,000
Interest and other financing costs, related party	$ 0	$ 79,533	$ 0